FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Sep. 30, 2024
Financial Instruments And Risk Management
Schedule of financial instruments

	September 30, 2024 (Unaudited)			March 31, 2024
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL
Financial assets
Cash and cash equivalents	$1,764	$–	$–	$5,028	$–	$–
Prepaid expenses and other current assets	$922	$–	$–	$2,667	$–	$–

	September 30, 2024 (Unaudited)		March 31, 2024
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$845	$–	$2,836	$–
Warrant liability	$–	$1,138	$–	$1,564